Short-Term Borrowings (Reconciliation of Accounts Receivable Securitization) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020
Disclosure of detailed information about borrowings [line items]
Accounts receivable securitization program, beginning of period			$ 200
Proceeds received from accounts receivable securitization	$ 0	$ 135	0	$ 215
Accounts receivable securitization program, end of period	200		200
Accounts Receivable Securitization [Member]
Disclosure of detailed information about borrowings [line items]
Accounts receivable securitization program, beginning of period	200	120	200	40
Proceeds received from accounts receivable securitization	0	80	0	160
Repayment of accounts receivable securitization	0	0	0	0
Accounts receivable securitization program, end of period	$ 200	$ 200	$ 200	$ 200